PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Depreciation expense	$ 55,000	$ 45,000	$ 188,000	$ 201,000
ConnectM Before Business Combination
Net book value of abandoned vehicles					$ 29,242
Depreciation expense					$ 259,222	$ 132,890